Discontinued Operations - Disposal of Ethanol Plants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
On November 22, 2013, the Company disposed of its ownership in its two ethanol plants.  The operating loss for the three months ended March 31, 2013 is summarized as follows (in thousands):

Net sales	$89,041
Cost of goods sold	90,912
Gross loss	(1,871)
General and administrative expenses	1,712
Operating loss	(3,583)
Other income (expense):
Other income	1,459
Interest expense	(1,885)
Loss before income taxes	(4,009)
Income tax provision (benefit)	—
Loss from discontinued operations	$(4,009)

The carrying amounts of the assets and liabilities of the ethanol plants is summarized as follows (in thousands):

	March 31, 2014	December 31, 2013
Current assets:
Cash and cash equivalents	$24	$267
Prepaid expenses	—	1
Other current assets	—	164
Assets held for sale	$24	$432

Current liabilities:
Accounts payable	$—	$289
Liabilities held for sale	$—	$289

The operating loss until the date of disposal and the loss from disposal of assets and liabilities classified as held for sale is summarized as follows (in thousands):

	Years Ended December 31,
	2013	2012
Net sales	$298,429	$463,280
Cost of goods sold	304,957	493,901
Gross loss	(6,528)	(30,621)
General and administrative expenses	6,150	3,778
Operating loss	(12,678)	(34,399)
Other income (expense):
Other income	7,850	1,442
Interest expense	(7,057)	(7,275)
Loss before loss on disposal of plants and income taxes	(11,885)	(40,232)
Loss on disposal of plants	(24,019)	—
Income tax provision (benefit)	—	—
Loss from discontinued operations	$(35,904)	$(40,232)

The carrying amounts of the assets and liabilities of the ethanol plants is summarized as follows (in thousands):

	December 31,
	2013	2012
Current assets:
Cash and cash equivalents	$267	$769
Accounts receivable	—	9,256
Inventories	—	13,443
Prepaid expenses	1	756
Other current assets	164	78
Total current assets	432	24,302
Non-current assets:
Property, plant and equipment, net	—	209,539
Debt issuance costs, net	—	1,739
Other assets	—	788
Total non-current assets	—	212,066
Assets held for sale	$432	$236,368

Current liabilities:
Accounts payable	$289	$11,611
Current portion of long-term debt	—	170,630
Current portion of tax increment financing	—	399
Other current liabilities	—	2,368
Total current liabilities	289	185,008
Non-current liabilities:
Long-term debt, net of current portion	—	2,789
Tax increment financing, net of current portion	—	4,275
Other non-current liabilities	—	3,072
Total non-current liabilities	—	10,136
Liabilities held for sale	$289	$195,144

The carrying amount of the net assets of the ethanol plants recognized at the date of disposal, November, 22, 2013, were as follows (in thousands):

Current assets:
Accounts receivable	$7,775
Inventories	11,679
Prepaid expenses	283
Deposits	1,288
Total current assets	21,025
Non-current assets:
Property, plant and equipment, net	187,519
Debt issuance costs, net	862
Total non-current assets	188,381
Current liabilities:
Accounts payable	(2,831)
Current portion of long-term debt	(170,630)
Current portion of tax increment financing	(301)
Other current liabilities	(9,038)
Total current liabilities	(182,800)
Non-current liabilities:
Long-term debt, net of current portion	(2,640)
Tax increment financing, net of current portion	(4,129)
Other non-current liabilities	(2,918)
Total non-current liabilities	(9,687)
Total net liabilities	(16,919)
Cash consideration received	1,742
Cash disposed of	(8,842)
Loss on disposal of plants	$24,019